Financial Instrument Risk Management - Debt Securities by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of external credit grades [line items]
Financial assets	$ 152,785	$ 143,061
Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	81,606	74,443
Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	17,727	15,647
Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	12,173	16,252
Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	30,378	21,536
Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	20,587	20,129
Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	741	879
Fair value through profit or loss | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	67,894	61,402
Fair value through profit or loss | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	11,097	9,728
Fair value through profit or loss | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	10,503	14,208
Fair value through profit or loss | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	27,341	19,089
Fair value through profit or loss | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	18,339	17,646
Fair value through profit or loss | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	614	731
Available-for-sale | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	13,712	13,041
Available-for-sale | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	6,630	5,919
Available-for-sale | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	1,670	2,044
Available-for-sale | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	3,037	2,447
Available-for-sale | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	2,248	2,483
Available-for-sale | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	$ 127	$ 148